Stockholders' equity - Summary of the changes in the warrant liability (Detail) - USD ($)		12 Months Ended
	Mar. 19, 2024	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Balance as of January 1, 2024			$ 0
Issuance of Class B1 and Class B2 warrants			4,123,210
Issuance of Class C1 and Class C2 warrants			4,053,745
Change in fair value of warrants		$ (9,218,949)	11,127,076
Exercise of warrants	$ 29,161		(8,866,997)
Ending balance		$ (1,188,924)	$ 10,437,034